Reinsurance (Reinsurance amounts recorded on the Consolidated Statement of Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reinsurance [Abstract]
Direct insurance premiums and fee income	$ 13,479	$ 13,277	$ 13,159
Reinsurance assumed	102	97	101
Reinsurance ceded	(2,374)	(2,249)	(2,018)
Total insurance premiums and fee income	11,207	11,125	11,242
Direct insurance benefits	10,266	10,491	10,497
Reinsurance recoveries netted against benefits	(2,063)	(2,464)	(2,447)
Total benefits	8,203	8,027	$ 8,050
Direct market risk benefit (gain) loss	(3,517)	(4,011)
Reinsurance recoveries	3,814	2,457
Total market risk benefit (gain) loss	296	(1,554)
Direct policyholder liability remeasurement benefit (gain) loss	3,284	(164)
Reinsurance recoveries	(839)	45
Total policyholder liability remeasurement benefit (gain) loss	$ 2,445	$ (119)